INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Summary of income (loss) before income taxes

	Years Ended December 31,
	2020	2021	2022
PRC including Hong Kong and Taiwan	(392)	617	(483)
Germany	(1,606)	(632)	(410)
Other	(281)	(393)	(713)
Total	(2,279)	(408)	(1,606)

Schedule of tax expense (benefit)

	Years Ended December 31,
	2020	2021	2022
Current Tax	338	555	475
Deferred Tax	(553)	(543)	(268)
Total	(215)	12	207

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2020	2021	2022
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(6)%	(6)%	(6)%
Effect of different tax rate of group entities operating in other jurisdictions	(2)%	(6)%	(10)%
Effect of change in valuation allowance	(10)%	(24)%	(15)%
Effect of tax holiday	1%	9%	1%
Effect of cash dividends	0%	(8)%	(6)%
Effect of excess tax benefit of share-based rewards	1%	7%	(2)%
Effective tax rate	9%	(3)%	(13)%

Schedule of the aggregate amount and per share effect of the tax holidays

	Years Ended December 31,
	2020	2021	2022
Aggregate amount	31	37	22
Per share effect—basic	0.01	0.01	0.01
Per share effect—diluted	0.01	0.01	0.01

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2021	2022
Deferred tax assets:
Net loss carryforward	1,271	1,678
Deferred revenue	326	349
Long-term assets	238	303
Bad debt provision	40	59
Accrued payroll	45	41
Other accrued expenses	3	(9)
Share-based compensation	29	31
Others	150	150
Valuation allowance	(466)	(731)
Total deferred tax assets, net of valuation allowance	1,636	1,871
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	1,596	1,596
Others	31	40
Total deferred tax liabilities	1,627	1,636
Net deferred tax assets	9	235
Analysis as:
Deferred tax assets	862	1,093
Deferred tax liabilities	853	858
Net deferred tax assets	9	235

Summary of movement of the valuation allowance

	Years Ended December 31,
	2020	2021	2022
Balance at the beginning of the year	(152)	(369)	(466)
Provided	(249)	(151)	(338)
Reversed	32	37	41
Written off	—	17	32
Balance at the end of the year	(369)	(466)	(731)

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2020	2021	2022
Balance at January 1	18	50	60
Addition for tax positions	32	10	5
Balance at December 31	50	60	65